Shareholder Report	6 Months Ended
Mar. 31, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	SEI INSTITUTIONAL MANAGED TRUST
Entity Central Index Key	0000804239
Entity Investment Company Type	N-1A
Document Period End Date	Mar. 31, 2026
C000078064
Shareholder Report [Line Items]
Fund Name	Large Cap Fund
Class Name	Class F
Trading Symbol	SLGAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Large Cap Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Fund, Class F Shares	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
AssetsNet	$ 1,417,549,000
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 2,732
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,417,549	321	$2,732	18%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Cash Equivalent	0.9%
Real Estate	1.0%
Materials	1.9%
Utilities	2.4%
Energy	3.6%
Consumer Staples	6.0%
Industrials	10.4%
Communication Services	11.0%
Consumer Discretionary	11.3%
Financials	11.9%
Health Care	12.5%
Information Technology	27.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	4.8%
Apple Inc	4.0%
Microsoft Corp	3.5%
Alphabet Inc, Cl A	2.9%
Amazon.com Inc, Cl A	2.2%
Johnson & Johnson	1.9%
Meta Platforms Inc, Cl A	1.9%
Alphabet Inc, Cl C	1.8%
Visa Inc, Cl A	1.4%
Citigroup Inc	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147400
Shareholder Report [Line Items]
Fund Name	Large Cap Fund
Class Name	Class Y
Trading Symbol	SLYCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Large Cap Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Fund, Class Y Shares	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
AssetsNet	$ 1,417,549,000
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 2,732
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,417,549	321	$2,732	18%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Cash Equivalent	0.9%
Real Estate	1.0%
Materials	1.9%
Utilities	2.4%
Energy	3.6%
Consumer Staples	6.0%
Industrials	10.4%
Communication Services	11.0%
Consumer Discretionary	11.3%
Financials	11.9%
Health Care	12.5%
Information Technology	27.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	4.8%
Apple Inc	4.0%
Microsoft Corp	3.5%
Alphabet Inc, Cl A	2.9%
Amazon.com Inc, Cl A	2.2%
Johnson & Johnson	1.9%
Meta Platforms Inc, Cl A	1.9%
Alphabet Inc, Cl C	1.8%
Visa Inc, Cl A	1.4%
Citigroup Inc	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018198
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Class F
Trading Symbol	TRMVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Large Cap Value Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund, Class F Shares	$44	0.85%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.85%
AssetsNet	$ 1,349,662,000
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 2,260
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,349,662	244	$2,260	11%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Cash Equivalent	0.7%
Real Estate	2.8%
Materials	3.6%
Utilities	4.2%
Consumer Discretionary	7.2%
Energy	7.6%
Consumer Staples	8.7%
Communication Services	8.9%
Information Technology	10.6%
Industrials	11.1%
Health Care	13.6%
Financials	20.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	3.0%
Citigroup Inc	2.9%
Comcast Corp, Cl A	1.9%
Kroger Co/The	1.9%
General Motors Co	1.8%
Exxon Mobil Corp	1.8%
Valero Energy Corp	1.7%
Pfizer Inc	1.7%
Bank of New York Mellon Corp/The	1.5%
Bank of America Corp	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018197
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Class I
Trading Symbol	SEUIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Large Cap Value Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund, Class I Shares	$55	1.07%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.07%
AssetsNet	$ 1,349,662,000
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 2,260
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,349,662	244	$2,260	11%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Cash Equivalent	0.7%
Real Estate	2.8%
Materials	3.6%
Utilities	4.2%
Consumer Discretionary	7.2%
Energy	7.6%
Consumer Staples	8.7%
Communication Services	8.9%
Information Technology	10.6%
Industrials	11.1%
Health Care	13.6%
Financials	20.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	3.0%
Citigroup Inc	2.9%
Comcast Corp, Cl A	1.9%
Kroger Co/The	1.9%
General Motors Co	1.8%
Exxon Mobil Corp	1.8%
Valero Energy Corp	1.7%
Pfizer Inc	1.7%
Bank of New York Mellon Corp/The	1.5%
Bank of America Corp	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147390
Shareholder Report [Line Items]
Fund Name	Large Cap Value Fund
Class Name	Class Y
Trading Symbol	SVAYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Large Cap Value Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Value Fund, Class Y Shares	$32	0.61%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.61%
AssetsNet	$ 1,349,662,000
Holdings Count | Holding	244
Advisory Fees Paid, Amount	$ 2,260
InvestmentCompanyPortfolioTurnover	11.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,349,662	244	$2,260	11%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Cash Equivalent	0.7%
Real Estate	2.8%
Materials	3.6%
Utilities	4.2%
Consumer Discretionary	7.2%
Energy	7.6%
Consumer Staples	8.7%
Communication Services	8.9%
Information Technology	10.6%
Industrials	11.1%
Health Care	13.6%
Financials	20.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
AT&T Inc	3.0%
Citigroup Inc	2.9%
Comcast Corp, Cl A	1.9%
Kroger Co/The	1.9%
General Motors Co	1.8%
Exxon Mobil Corp	1.8%
Valero Energy Corp	1.7%
Pfizer Inc	1.7%
Bank of New York Mellon Corp/The	1.5%
Bank of America Corp	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018193
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Class F
Trading Symbol	SELCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Large Cap Growth Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund, Class F Shares	$43	0.89%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.89%
AssetsNet	$ 1,391,647,000
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 2,503
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,391,647	251	$2,503	21%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Total Return Swaps	0.0%
Real Estate	0.3%
Utilities	0.6%
Materials	1.6%
Cash Equivalent	1.7%
U.S. Treasury Obligation	2.3%
Consumer Staples	3.0%
Financials	6.8%
Industrials	8.2%
Health Care	8.6%
Communication Services	11.2%
Consumer Discretionary	14.2%
Information Technology	41.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	9.7%
Microsoft Corp	7.1%
Apple Inc	6.8%
Alphabet Inc, Cl A	5.1%
Amazon.com Inc, Cl A	3.8%
Meta Platforms Inc, Cl A	2.9%
Broadcom Inc	2.3%
United States Treasury Bill, 3.57%, 5/28/2026	2.3%
Alphabet Inc, Cl C	1.4%
Mastercard Inc, Cl A	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018192
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Class I
Trading Symbol	SPGIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Large Cap Growth Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund, Class I Shares	$54	1.11%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.11%
AssetsNet	$ 1,391,647,000
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 2,503
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,391,647	251	$2,503	21%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Total Return Swaps	0.0%
Real Estate	0.3%
Utilities	0.6%
Materials	1.6%
Cash Equivalent	1.7%
U.S. Treasury Obligation	2.3%
Consumer Staples	3.0%
Financials	6.8%
Industrials	8.2%
Health Care	8.6%
Communication Services	11.2%
Consumer Discretionary	14.2%
Information Technology	41.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	9.7%
Microsoft Corp	7.1%
Apple Inc	6.8%
Alphabet Inc, Cl A	5.1%
Amazon.com Inc, Cl A	3.8%
Meta Platforms Inc, Cl A	2.9%
Broadcom Inc	2.3%
United States Treasury Bill, 3.57%, 5/28/2026	2.3%
Alphabet Inc, Cl C	1.4%
Mastercard Inc, Cl A	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147387
Shareholder Report [Line Items]
Fund Name	Large Cap Growth Fund
Class Name	Class Y
Trading Symbol	SLRYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Large Cap Growth Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Growth Fund, Class Y Shares	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 1,391,647,000
Holdings Count | Holding	251
Advisory Fees Paid, Amount	$ 2,503
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,391,647	251	$2,503	21%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Total Return Swaps	0.0%
Real Estate	0.3%
Utilities	0.6%
Materials	1.6%
Cash Equivalent	1.7%
U.S. Treasury Obligation	2.3%
Consumer Staples	3.0%
Financials	6.8%
Industrials	8.2%
Health Care	8.6%
Communication Services	11.2%
Consumer Discretionary	14.2%
Information Technology	41.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	9.7%
Microsoft Corp	7.1%
Apple Inc	6.8%
Alphabet Inc, Cl A	5.1%
Amazon.com Inc, Cl A	3.8%
Meta Platforms Inc, Cl A	2.9%
Broadcom Inc	2.3%
United States Treasury Bill, 3.57%, 5/28/2026	2.3%
Alphabet Inc, Cl C	1.4%
Mastercard Inc, Cl A	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000198269
Shareholder Report [Line Items]
Fund Name	Large Cap Index Fund
Class Name	Class F
Trading Symbol	SLGFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Large Cap Index Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Large Cap Index Fund, Class F Shares	$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
AssetsNet	$ 1,169,002,000
Holdings Count | Holding	1,011
Advisory Fees Paid, Amount	$ 122
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,169,002	1,011	$122	3%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.9%
Real Estate	2.2%
Materials	2.3%
Utilities	2.4%
Energy	4.0%
Consumer Staples	5.1%
Health Care	9.5%
Industrials	9.7%
Consumer Discretionary	9.8%
Communication Services	9.8%
Financials	12.6%
Information Technology	30.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	6.7%
Apple Inc	6.0%
Microsoft Corp	4.5%
Amazon.com Inc, Cl A	3.3%
Alphabet Inc, Cl A	2.7%
Broadcom Inc	2.3%
Alphabet Inc, Cl C	2.2%
Meta Platforms Inc, Cl A	2.0%
Tesla Inc	1.7%
Berkshire Hathaway Inc, Cl B	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018201
Shareholder Report [Line Items]
Fund Name	Tax-Managed Large Cap Fund
Class Name	Class F
Trading Symbol	TMLCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Tax-Managed Large Cap Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Large Cap Fund, Class F Shares	$44	0.89%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.89%
AssetsNet	$ 4,170,716,000
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 8,669
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$4,170,716	325	$8,669	9%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Real Estate	0.7%
Cash Equivalent	1.2%
Utilities	1.6%
Materials	2.5%
Energy	3.4%
Consumer Staples	6.5%
Industrials	10.7%
Consumer Discretionary	10.8%
Communication Services	11.3%
Health Care	11.4%
Financials	13.6%
Information Technology	26.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	4.3%
Apple Inc	3.8%
NVIDIA Corp	3.2%
Alphabet Inc, Cl A	3.2%
Johnson & Johnson	2.4%
Alphabet Inc, Cl C	2.1%
Amazon.com Inc, Cl A	1.8%
Meta Platforms Inc, Cl A	1.7%
Moody's Corp	1.5%
Broadcom Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147392
Shareholder Report [Line Items]
Fund Name	Tax-Managed Large Cap Fund
Class Name	Class Y
Trading Symbol	STLYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Tax-Managed Large Cap Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Large Cap Fund, Class Y Shares	$32	0.64%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.64%
AssetsNet	$ 4,170,716,000
Holdings Count | Holding	325
Advisory Fees Paid, Amount	$ 8,669
InvestmentCompanyPortfolioTurnover	9.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$4,170,716	325	$8,669	9%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Real Estate	0.7%
Cash Equivalent	1.2%
Utilities	1.6%
Materials	2.5%
Energy	3.4%
Consumer Staples	6.5%
Industrials	10.7%
Consumer Discretionary	10.8%
Communication Services	11.3%
Health Care	11.4%
Financials	13.6%
Information Technology	26.2%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	4.3%
Apple Inc	3.8%
NVIDIA Corp	3.2%
Alphabet Inc, Cl A	3.2%
Johnson & Johnson	2.4%
Alphabet Inc, Cl C	2.1%
Amazon.com Inc, Cl A	1.8%
Meta Platforms Inc, Cl A	1.7%
Moody's Corp	1.5%
Broadcom Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000051280
Shareholder Report [Line Items]
Fund Name	S&P 500 Index Fund
Class Name	Class F
Trading Symbol	SSPIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the S&P 500 Index Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, Class F Shares	$12	0.25%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.25%
AssetsNet	$ 1,031,283,000
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 108
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,031,283	505	$108	6%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.6%
Real Estate	1.9%
Materials	2.0%
Utilities	2.5%
Energy	3.9%
Consumer Staples	5.2%
Industrials	8.9%
Health Care	9.3%
Consumer Discretionary	9.7%
Communication Services	10.1%
Financials	12.4%
Information Technology	32.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	7.4%
Apple Inc	6.5%
Microsoft Corp	4.8%
Amazon.com Inc, Cl A	3.6%
Alphabet Inc, Cl A	2.9%
Broadcom Inc	2.6%
Alphabet Inc, Cl C	2.4%
Meta Platforms Inc, Cl A	2.2%
Tesla Inc	1.8%
Berkshire Hathaway Inc, Cl B	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000051282
Shareholder Report [Line Items]
Fund Name	S&P 500 Index Fund
Class Name	Class I
Trading Symbol	SPIIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the S&P 500 Index Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
S&P 500 Index Fund, Class I Shares	$32	0.65%

Expenses Paid, Amount	$ 32
Expense Ratio, Percent	0.65%
AssetsNet	$ 1,031,283,000
Holdings Count | Holding	505
Advisory Fees Paid, Amount	$ 108
InvestmentCompanyPortfolioTurnover	6.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,031,283	505	$108	6%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Cash Equivalent	1.6%
Real Estate	1.9%
Materials	2.0%
Utilities	2.5%
Energy	3.9%
Consumer Staples	5.2%
Industrials	8.9%
Health Care	9.3%
Consumer Discretionary	9.7%
Communication Services	10.1%
Financials	12.4%
Information Technology	32.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
NVIDIA Corp	7.4%
Apple Inc	6.5%
Microsoft Corp	4.8%
Amazon.com Inc, Cl A	3.6%
Alphabet Inc, Cl A	2.9%
Broadcom Inc	2.6%
Alphabet Inc, Cl C	2.4%
Meta Platforms Inc, Cl A	2.2%
Tesla Inc	1.8%
Berkshire Hathaway Inc, Cl B	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000078067
Shareholder Report [Line Items]
Fund Name	Small Cap Fund
Class Name	Class F
Trading Symbol	SLLAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Small Cap Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Fund, Class F Shares	$54	1.07%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
AssetsNet	$ 444,507,000
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 1,322
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$444,507	702	$1,322	35%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Rights	0.0%
Warrants	0.0%
Exchange-Traded Fund	0.1%
Cash Equivalent	1.1%
Utilities	1.5%
Communication Services	1.7%
Consumer Staples	3.1%
Real Estate	3.5%
Materials	4.7%
Energy	5.8%
Consumer Discretionary	12.7%
Health Care	12.8%
Information Technology	13.1%
Industrials	19.0%
Financials	20.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Viavi Solutions Inc	1.4%
Bridgebio Pharma Inc	1.1%
TTM Technologies Inc	1.1%
Jackson Financial Inc, Cl A	1.0%
CNO Financial Group Inc	1.0%
Clear Secure Inc, Cl A	0.9%
Urban Outfitters Inc	0.8%
Commercial Metals Co, Cl A	0.8%
Photronics Inc	0.8%
Abercrombie & Fitch Co, Cl A	0.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147401
Shareholder Report [Line Items]
Fund Name	Small Cap Fund
Class Name	Class Y
Trading Symbol	SMYFX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Small Cap Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Fund, Class Y Shares	$42	0.82%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.82%
AssetsNet	$ 444,507,000
Holdings Count | Holding	702
Advisory Fees Paid, Amount	$ 1,322
InvestmentCompanyPortfolioTurnover	35.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$444,507	702	$1,322	35%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Rights	0.0%
Warrants	0.0%
Exchange-Traded Fund	0.1%
Cash Equivalent	1.1%
Utilities	1.5%
Communication Services	1.7%
Consumer Staples	3.1%
Real Estate	3.5%
Materials	4.7%
Energy	5.8%
Consumer Discretionary	12.7%
Health Care	12.8%
Information Technology	13.1%
Industrials	19.0%
Financials	20.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Viavi Solutions Inc	1.4%
Bridgebio Pharma Inc	1.1%
TTM Technologies Inc	1.1%
Jackson Financial Inc, Cl A	1.0%
CNO Financial Group Inc	1.0%
Clear Secure Inc, Cl A	0.9%
Urban Outfitters Inc	0.8%
Commercial Metals Co, Cl A	0.8%
Photronics Inc	0.8%
Abercrombie & Fitch Co, Cl A	0.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018195
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Class F
Trading Symbol	SESVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Small Cap Value Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund, Class F Shares	$54	1.05%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.05%
AssetsNet	$ 293,242,000
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 863
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$293,242	453	$863	24%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Warrants	0.0%
Exchange-Traded Fund	0.1%
Cash Equivalent	1.1%
Utilities	2.5%
Communication Services	2.6%
Consumer Staples	3.8%
Real Estate	4.9%
Materials	5.9%
Energy	7.6%
Health Care	8.9%
Information Technology	9.9%
Consumer Discretionary	13.9%
Industrials	14.0%
Financials	24.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Jackson Financial Inc, Cl A	2.2%
Commercial Metals Co, Cl A	1.8%
Photronics Inc	1.6%
Abercrombie & Fitch Co, Cl A	1.4%
Columbia Banking System Inc	1.3%
Old National Bancorp/IN, Cl A	1.1%
Zions Bancorp NA	1.1%
Associated Banc-Corp	1.1%
Visteon Corp	1.0%
Alkermes PLC	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018194
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Class I
Trading Symbol	SMVIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Small Cap Value Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund, Class I Shares	$65	1.27%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	1.27%
AssetsNet	$ 293,242,000
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 863
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$293,242	453	$863	24%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Warrants	0.0%
Exchange-Traded Fund	0.1%
Cash Equivalent	1.1%
Utilities	2.5%
Communication Services	2.6%
Consumer Staples	3.8%
Real Estate	4.9%
Materials	5.9%
Energy	7.6%
Health Care	8.9%
Information Technology	9.9%
Consumer Discretionary	13.9%
Industrials	14.0%
Financials	24.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Jackson Financial Inc, Cl A	2.2%
Commercial Metals Co, Cl A	1.8%
Photronics Inc	1.6%
Abercrombie & Fitch Co, Cl A	1.4%
Columbia Banking System Inc	1.3%
Old National Bancorp/IN, Cl A	1.1%
Zions Bancorp NA	1.1%
Associated Banc-Corp	1.1%
Visteon Corp	1.0%
Alkermes PLC	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147388
Shareholder Report [Line Items]
Fund Name	Small Cap Value Fund
Class Name	Class Y
Trading Symbol	SPVYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Small Cap Value Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Value Fund, Class Y Shares	$42	0.81%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.80%.

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.81%	[1]
AssetsNet	$ 293,242,000
Holdings Count | Holding	453
Advisory Fees Paid, Amount	$ 863
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$293,242	453	$863	24%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Warrants	0.0%
Exchange-Traded Fund	0.1%
Cash Equivalent	1.1%
Utilities	2.5%
Communication Services	2.6%
Consumer Staples	3.8%
Real Estate	4.9%
Materials	5.9%
Energy	7.6%
Health Care	8.9%
Information Technology	9.9%
Consumer Discretionary	13.9%
Industrials	14.0%
Financials	24.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Jackson Financial Inc, Cl A	2.2%
Commercial Metals Co, Cl A	1.8%
Photronics Inc	1.6%
Abercrombie & Fitch Co, Cl A	1.4%
Columbia Banking System Inc	1.3%
Old National Bancorp/IN, Cl A	1.1%
Zions Bancorp NA	1.1%
Associated Banc-Corp	1.1%
Visteon Corp	1.0%
Alkermes PLC	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018191
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Class F
Trading Symbol	SSCGX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Small Cap Growth Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund, Class F Shares	$52	1.05%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	1.05%
AssetsNet	$ 271,490,000
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 783
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$271,490	227	$783	79%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Communication Services	0.5%
Real Estate	0.8%
Cash Equivalent	1.4%
Materials	2.4%
Energy	2.4%
Consumer Staples	3.1%
Consumer Discretionary	9.1%
Financials	14.4%
Health Care	17.1%
Information Technology	21.8%
Industrials	27.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Bridgebio Pharma Inc	2.4%
RBC Bearings Inc	2.4%
Viavi Solutions Inc	2.3%
FirstCash Holdings Inc	1.8%
TTM Technologies Inc	1.7%
Nextpower Inc, Cl A	1.5%
Sterling Infrastructure Inc	1.5%
ExlService Holdings Inc	1.5%
Argan Inc	1.4%
Keysight Technologies Inc	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018190
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Class I
Trading Symbol	SPWIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Small Cap Growth Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund, Class I Shares	$64	1.30%

Expenses Paid, Amount	$ 64
Expense Ratio, Percent	1.30%
AssetsNet	$ 271,490,000
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 783
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$271,490	227	$783	79%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Communication Services	0.5%
Real Estate	0.8%
Cash Equivalent	1.4%
Materials	2.4%
Energy	2.4%
Consumer Staples	3.1%
Consumer Discretionary	9.1%
Financials	14.4%
Health Care	17.1%
Information Technology	21.8%
Industrials	27.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Bridgebio Pharma Inc	2.4%
RBC Bearings Inc	2.4%
Viavi Solutions Inc	2.3%
FirstCash Holdings Inc	1.8%
TTM Technologies Inc	1.7%
Nextpower Inc, Cl A	1.5%
Sterling Infrastructure Inc	1.5%
ExlService Holdings Inc	1.5%
Argan Inc	1.4%
Keysight Technologies Inc	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147386
Shareholder Report [Line Items]
Fund Name	Small Cap Growth Fund
Class Name	Class Y
Trading Symbol	SMAYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Small Cap Growth Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Small Cap Growth Fund, Class Y Shares	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 271,490,000
Holdings Count | Holding	227
Advisory Fees Paid, Amount	$ 783
InvestmentCompanyPortfolioTurnover	79.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$271,490	227	$783	79%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Communication Services	0.5%
Real Estate	0.8%
Cash Equivalent	1.4%
Materials	2.4%
Energy	2.4%
Consumer Staples	3.1%
Consumer Discretionary	9.1%
Financials	14.4%
Health Care	17.1%
Information Technology	21.8%
Industrials	27.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Bridgebio Pharma Inc	2.4%
RBC Bearings Inc	2.4%
Viavi Solutions Inc	2.3%
FirstCash Holdings Inc	1.8%
TTM Technologies Inc	1.7%
Nextpower Inc, Cl A	1.5%
Sterling Infrastructure Inc	1.5%
ExlService Holdings Inc	1.5%
Argan Inc	1.4%
Keysight Technologies Inc	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018202
Shareholder Report [Line Items]
Fund Name	Tax-Managed Small/Mid Cap Fund
Class Name	Class F
Trading Symbol	STMSX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Tax-Managed Small/Mid Cap Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Small/Mid Cap Fund, Class F Shares	$54	1.07%

Expenses Paid, Amount	$ 54
Expense Ratio, Percent	1.07%
AssetsNet	$ 672,461,000
Holdings Count | Holding	653
Advisory Fees Paid, Amount	$ 2,081
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$672,461	653	$2,081	22%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Warrants	0.0%
Futures Contracts	0.0%
Utilities	1.2%
Cash Equivalent	1.5%
Communication Services	1.8%
Real Estate	2.5%
Consumer Staples	4.1%
Materials	4.9%
Energy	5.2%
Consumer Discretionary	11.6%
Health Care	13.6%
Information Technology	15.2%
Financials	18.8%
Industrials	19.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Jackson Financial Inc, Cl A	1.5%
Commercial Metals Co, Cl A	1.1%
Keysight Technologies Inc	1.1%
Photronics Inc	1.0%
Astec Industries Inc	1.0%
RBC Bearings Inc	1.0%
Old National Bancorp/IN, Cl A	0.9%
CNO Financial Group Inc	0.9%
Columbia Banking System Inc	0.9%
Molina Healthcare Inc	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147393
Shareholder Report [Line Items]
Fund Name	Tax-Managed Small/Mid Cap Fund
Class Name	Class Y
Trading Symbol	STMPX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Tax-Managed Small/Mid Cap Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Small/Mid Cap Fund, Class Y Shares	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 672,461,000
Holdings Count | Holding	653
Advisory Fees Paid, Amount	$ 2,081
InvestmentCompanyPortfolioTurnover	22.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$672,461	653	$2,081	22%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Warrants	0.0%
Futures Contracts	0.0%
Utilities	1.2%
Cash Equivalent	1.5%
Communication Services	1.8%
Real Estate	2.5%
Consumer Staples	4.1%
Materials	4.9%
Energy	5.2%
Consumer Discretionary	11.6%
Health Care	13.6%
Information Technology	15.2%
Financials	18.8%
Industrials	19.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Jackson Financial Inc, Cl A	1.5%
Commercial Metals Co, Cl A	1.1%
Keysight Technologies Inc	1.1%
Photronics Inc	1.0%
Astec Industries Inc	1.0%
RBC Bearings Inc	1.0%
Old National Bancorp/IN, Cl A	0.9%
CNO Financial Group Inc	0.9%
Columbia Banking System Inc	0.9%
Molina Healthcare Inc	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018199
Shareholder Report [Line Items]
Fund Name	Mid-Cap Fund
Class Name	Class F
Trading Symbol	SEMCX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Mid-Cap Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Fund, Class F Shares	$50	0.98%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	0.98%
AssetsNet	$ 51,851,000
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 109
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$51,851	319	$109	45%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Futures Contracts	0.0%
Exchange-Traded Fund	0.1%
Communication Services	1.4%
Cash Equivalent	1.5%
Consumer Staples	3.3%
Real Estate	4.8%
Materials	5.0%
Utilities	7.9%
Consumer Discretionary	9.2%
Energy	9.3%
Health Care	9.9%
Information Technology	12.6%
Financials	15.4%
Industrials	19.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Keysight Technologies Inc	2.0%
Howmet Aerospace Inc	1.3%
Hartford Insurance Group Inc/The	1.3%
Valero Energy Corp	1.2%
Edison International	1.2%
Rockwell Automation Inc	1.2%
TechnipFMC PLC	1.1%
Marathon Petroleum Corp	1.0%
Cheniere Energy Inc	1.0%
VICI Properties Inc, Cl A	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000030067
Shareholder Report [Line Items]
Fund Name	Mid-Cap Fund
Class Name	Class I
Trading Symbol	SIPIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Mid-Cap Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Fund, Class I Shares	$61	1.20%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.19%.

Expenses Paid, Amount	$ 61
Expense Ratio, Percent	1.20%	[2]
AssetsNet	$ 51,851,000
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 109
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$51,851	319	$109	45%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Futures Contracts	0.0%
Exchange-Traded Fund	0.1%
Communication Services	1.4%
Cash Equivalent	1.5%
Consumer Staples	3.3%
Real Estate	4.8%
Materials	5.0%
Utilities	7.9%
Consumer Discretionary	9.2%
Energy	9.3%
Health Care	9.9%
Information Technology	12.6%
Financials	15.4%
Industrials	19.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Keysight Technologies Inc	2.0%
Howmet Aerospace Inc	1.3%
Hartford Insurance Group Inc/The	1.3%
Valero Energy Corp	1.2%
Edison International	1.2%
Rockwell Automation Inc	1.2%
TechnipFMC PLC	1.1%
Marathon Petroleum Corp	1.0%
Cheniere Energy Inc	1.0%
VICI Properties Inc, Cl A	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147391
Shareholder Report [Line Items]
Fund Name	Mid-Cap Fund
Class Name	Class Y
Trading Symbol	SFDYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Mid-Cap Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Mid-Cap Fund, Class Y Shares	$38	0.74%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.74%
AssetsNet	$ 51,851,000
Holdings Count | Holding	319
Advisory Fees Paid, Amount	$ 109
InvestmentCompanyPortfolioTurnover	45.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$51,851	319	$109	45%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Futures Contracts	0.0%
Exchange-Traded Fund	0.1%
Communication Services	1.4%
Cash Equivalent	1.5%
Consumer Staples	3.3%
Real Estate	4.8%
Materials	5.0%
Utilities	7.9%
Consumer Discretionary	9.2%
Energy	9.3%
Health Care	9.9%
Information Technology	12.6%
Financials	15.4%
Industrials	19.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Keysight Technologies Inc	2.0%
Howmet Aerospace Inc	1.3%
Hartford Insurance Group Inc/The	1.3%
Valero Energy Corp	1.2%
Edison International	1.2%
Rockwell Automation Inc	1.2%
TechnipFMC PLC	1.1%
Marathon Petroleum Corp	1.0%
Cheniere Energy Inc	1.0%
VICI Properties Inc, Cl A	1.0%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018203
Shareholder Report [Line Items]
Fund Name	U.S. Managed Volatility Fund
Class Name	Class F
Trading Symbol	SVOAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the U.S. Managed Volatility Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Managed Volatility Fund, Class F Shares	$43	0.85%

Expenses Paid, Amount	$ 43
Expense Ratio, Percent	0.85%
AssetsNet	$ 484,558,000
Holdings Count | Holding	225
Advisory Fees Paid, Amount	$ 862
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$484,558	225	$862	14%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Real Estate	0.2%
Materials	1.7%
Cash Equivalent	1.7%
Utilities	3.7%
Energy	3.8%
Industrials	6.9%
Financials	7.3%
Consumer Discretionary	7.8%
Communication Services	11.3%
Consumer Staples	13.0%
Health Care	19.5%
Information Technology	23.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Verizon Communications Inc	2.4%
Bristol-Myers Squibb Co	2.4%
Johnson & Johnson	2.3%
AT&T Inc	2.3%
Cisco Systems Inc	2.2%
Altria Group Inc	1.8%
Exxon Mobil Corp	1.6%
Merck & Co Inc	1.5%
Gilead Sciences Inc	1.5%
Apple Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147394
Shareholder Report [Line Items]
Fund Name	U.S. Managed Volatility Fund
Class Name	Class Y
Trading Symbol	SUSYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the U.S. Managed Volatility Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Managed Volatility Fund, Class Y Shares	$30	0.60%

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.60%
AssetsNet	$ 484,558,000
Holdings Count | Holding	225
Advisory Fees Paid, Amount	$ 862
InvestmentCompanyPortfolioTurnover	14.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$484,558	225	$862	14%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Real Estate	0.2%
Materials	1.7%
Cash Equivalent	1.7%
Utilities	3.7%
Energy	3.8%
Industrials	6.9%
Financials	7.3%
Consumer Discretionary	7.8%
Communication Services	11.3%
Consumer Staples	13.0%
Health Care	19.5%
Information Technology	23.1%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Verizon Communications Inc	2.4%
Bristol-Myers Squibb Co	2.4%
Johnson & Johnson	2.3%
AT&T Inc	2.3%
Cisco Systems Inc	2.2%
Altria Group Inc	1.8%
Exxon Mobil Corp	1.6%
Merck & Co Inc	1.5%
Gilead Sciences Inc	1.5%
Apple Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000030063
Shareholder Report [Line Items]
Fund Name	Global Managed Volatility Fund
Class Name	Class F
Trading Symbol	SVTAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Global Managed Volatility Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class F Shares	$50	1.00%

Expenses Paid, Amount	$ 50
Expense Ratio, Percent	1.00%
AssetsNet	$ 699,088,000
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 2,001
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$699,088	435	$2,001	21%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Forward Contracts	0.2%
Other Countries	4.0%
Italy	1.4%
Israel	1.5%
Norway	1.5%
Spain	2.0%
France	2.1%
Canada	2.2%
Netherlands	2.6%
Hong Kong	2.9%
United Kingdom	4.3%
Switzerland	4.8%
Japan	10.2%
United States	59.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Johnson & Johnson	2.2%
Cisco Systems Inc	2.0%
Novartis AG	1.9%
Koninklijke Ahold Delhaize NV	1.8%
McKesson Corp	1.7%
AT&T Inc	1.7%
Apple Inc	1.6%
Colgate-Palmolive Co	1.5%
Altria Group Inc	1.5%
Motorola Solutions Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000036887
Shareholder Report [Line Items]
Fund Name	Global Managed Volatility Fund
Class Name	Class I
Trading Symbol	SGMIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Global Managed Volatility Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class I Shares	$83	1.66%

Expenses Paid, Amount	$ 83
Expense Ratio, Percent	1.66%
AssetsNet	$ 699,088,000
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 2,001
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$699,088	435	$2,001	21%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Forward Contracts	0.2%
Other Countries	4.0%
Italy	1.4%
Israel	1.5%
Norway	1.5%
Spain	2.0%
France	2.1%
Canada	2.2%
Netherlands	2.6%
Hong Kong	2.9%
United Kingdom	4.3%
Switzerland	4.8%
Japan	10.2%
United States	59.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Johnson & Johnson	2.2%
Cisco Systems Inc	2.0%
Novartis AG	1.9%
Koninklijke Ahold Delhaize NV	1.8%
McKesson Corp	1.7%
AT&T Inc	1.7%
Apple Inc	1.6%
Colgate-Palmolive Co	1.5%
Altria Group Inc	1.5%
Motorola Solutions Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147396
Shareholder Report [Line Items]
Fund Name	Global Managed Volatility Fund
Class Name	Class Y
Trading Symbol	SGLYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Global Managed Volatility Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Global Managed Volatility Fund, Class Y Shares	$38	0.76%

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
AssetsNet	$ 699,088,000
Holdings Count | Holding	435
Advisory Fees Paid, Amount	$ 2,001
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$699,088	435	$2,001	21%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Forward Contracts	0.2%
Other Countries	4.0%
Italy	1.4%
Israel	1.5%
Norway	1.5%
Spain	2.0%
France	2.1%
Canada	2.2%
Netherlands	2.6%
Hong Kong	2.9%
United Kingdom	4.3%
Switzerland	4.8%
Japan	10.2%
United States	59.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Johnson & Johnson	2.2%
Cisco Systems Inc	2.0%
Novartis AG	1.9%
Koninklijke Ahold Delhaize NV	1.8%
McKesson Corp	1.7%
AT&T Inc	1.7%
Apple Inc	1.6%
Colgate-Palmolive Co	1.5%
Altria Group Inc	1.5%
Motorola Solutions Inc	1.5%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000047774
Shareholder Report [Line Items]
Fund Name	Tax-Managed Managed Volatility Fund
Class Name	Class F
Trading Symbol	TMMAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Tax-Managed Managed Volatility Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Managed Volatility Fund, Class F Shares	$45	0.90%

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%
AssetsNet	$ 569,588,000
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 1,082
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$569,588	182	$1,082	15%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Real Estate	0.3%
Cash Equivalent	1.3%
Materials	1.5%
Energy	2.1%
Utilities	5.0%
Consumer Discretionary	6.5%
Financials	9.2%
Industrials	9.2%
Communication Services	11.7%
Consumer Staples	14.2%
Health Care	16.6%
Information Technology	22.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cisco Systems Inc	2.5%
Johnson & Johnson	2.3%
AT&T Inc	2.2%
Verizon Communications Inc	2.0%
Apple Inc	2.0%
Walmart Inc	1.8%
Adobe Inc	1.8%
Microsoft Corp	1.7%
Motorola Solutions Inc	1.7%
Altria Group Inc	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147398
Shareholder Report [Line Items]
Fund Name	Tax-Managed Managed Volatility Fund
Class Name	Class Y
Trading Symbol	STVYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Tax-Managed Managed Volatility Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed Managed Volatility Fund, Class Y Shares	$33	0.65%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.66%.

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.65%	[3]
AssetsNet	$ 569,588,000
Holdings Count | Holding	182
Advisory Fees Paid, Amount	$ 1,082
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$569,588	182	$1,082	15%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Real Estate	0.3%
Cash Equivalent	1.3%
Materials	1.5%
Energy	2.1%
Utilities	5.0%
Consumer Discretionary	6.5%
Financials	9.2%
Industrials	9.2%
Communication Services	11.7%
Consumer Staples	14.2%
Health Care	16.6%
Information Technology	22.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Cisco Systems Inc	2.5%
Johnson & Johnson	2.3%
AT&T Inc	2.2%
Verizon Communications Inc	2.0%
Apple Inc	2.0%
Walmart Inc	1.8%
Adobe Inc	1.8%
Microsoft Corp	1.7%
Motorola Solutions Inc	1.7%
Altria Group Inc	1.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000171910
Shareholder Report [Line Items]
Fund Name	Tax-Managed International Managed Volatility Fund
Class Name	Class F
Trading Symbol	SMINX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Tax-Managed International Managed Volatility Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed International Managed Volatility Fund, Class F Shares	$55	1.05%

Expenses Paid, Amount	$ 55
Expense Ratio, Percent	1.05%
AssetsNet	$ 231,798,000
Holdings Count | Holding	416
Advisory Fees Paid, Amount	$ 488
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$231,798	416	$488	15%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Other Countries	13.5%
Denmark	2.1%
Italy	2.5%
Australia	2.8%
Spain	3.3%
Hong Kong	3.5%
Netherlands	3.9%
Singapore	4.8%
Germany	6.5%
Switzerland	9.0%
France	9.4%
United Kingdom	13.3%
Japan	23.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Novartis AG	2.2%
Koninklijke Ahold Delhaize NV	1.8%
Engie SA	1.8%
GSK PLC	1.7%
Astellas Pharma Inc	1.6%
Orange SA	1.6%
Imperial Brands PLC	1.4%
Deutsche Telekom AG	1.4%
Tesco PLC	1.3%
Canon Inc	1.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000171911
Shareholder Report [Line Items]
Fund Name	Tax-Managed International Managed Volatility Fund
Class Name	Class Y
Trading Symbol	SIMYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Tax-Managed International Managed Volatility Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Managed International Managed Volatility Fund, Class Y Shares	$42	0.80%

Expenses Paid, Amount	$ 42
Expense Ratio, Percent	0.80%
AssetsNet	$ 231,798,000
Holdings Count | Holding	416
Advisory Fees Paid, Amount	$ 488
InvestmentCompanyPortfolioTurnover	15.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$231,798	416	$488	15%

Holdings [Text Block]

Asset/Country WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Other Countries	13.5%
Denmark	2.1%
Italy	2.5%
Australia	2.8%
Spain	3.3%
Hong Kong	3.5%
Netherlands	3.9%
Singapore	4.8%
Germany	6.5%
Switzerland	9.0%
France	9.4%
United Kingdom	13.3%
Japan	23.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Novartis AG	2.2%
Koninklijke Ahold Delhaize NV	1.8%
Engie SA	1.8%
GSK PLC	1.7%
Astellas Pharma Inc	1.6%
Orange SA	1.6%
Imperial Brands PLC	1.4%
Deutsche Telekom AG	1.4%
Tesco PLC	1.3%
Canon Inc	1.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018189
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class F
Trading Symbol	SETAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Real Estate Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund, Class F Shares	$57	1.14%

Expenses Paid, Amount	$ 57
Expense Ratio, Percent	1.14%
AssetsNet	$ 75,097,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 209
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$75,097	61	$209	21%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	1.1%
Real Estate	98.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Welltower Inc	8.5%
Equinix Inc	7.4%
Prologis Inc	6.5%
Digital Realty Trust Inc, Cl A	4.8%
American Tower Corp, Cl A	4.6%
Ventas Inc	4.1%
Crown Castle Inc	3.6%
Extra Space Storage Inc	2.8%
Brixmor Property Group Inc	2.7%
Public Storage	2.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000036883
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class I
Trading Symbol	SEIRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Real Estate Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund, Class I Shares	$68	1.35%

Expenses Paid, Amount	$ 68
Expense Ratio, Percent	1.35%
AssetsNet	$ 75,097,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 209
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$75,097	61	$209	21%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	1.1%
Real Estate	98.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Welltower Inc	8.5%
Equinix Inc	7.4%
Prologis Inc	6.5%
Digital Realty Trust Inc, Cl A	4.8%
American Tower Corp, Cl A	4.6%
Ventas Inc	4.1%
Crown Castle Inc	3.6%
Extra Space Storage Inc	2.8%
Brixmor Property Group Inc	2.7%
Public Storage	2.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147385
Shareholder Report [Line Items]
Fund Name	Real Estate Fund
Class Name	Class Y
Trading Symbol	SREYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Real Estate Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Estate Fund, Class Y Shares	$45	0.90%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.

Expenses Paid, Amount	$ 45
Expense Ratio, Percent	0.90%	[4]
AssetsNet	$ 75,097,000
Holdings Count | Holding	61
Advisory Fees Paid, Amount	$ 209
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$75,097	61	$209	21%

Holdings [Text Block]

Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	1.1%
Real Estate	98.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Welltower Inc	8.5%
Equinix Inc	7.4%
Prologis Inc	6.5%
Digital Realty Trust Inc, Cl A	4.8%
American Tower Corp, Cl A	4.6%
Ventas Inc	4.1%
Crown Castle Inc	3.6%
Extra Space Storage Inc	2.8%
Brixmor Property Group Inc	2.7%
Public Storage	2.7%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018187
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Class Name	Class F
Trading Symbol	TRLVX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Core Fixed Income Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class F Shares	$33	0.66%

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
AssetsNet	$ 3,617,530,000
Holdings Count | Holding	3,111
Advisory Fees Paid, Amount	$ 3,633
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,617,530	3,111	$3,633	127%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-0.1%
Interest Rate Swaps	0.0%
Forwards	0.0%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.1%
Loan Participations	0.4%
Materials	0.5%
Real Estate	0.9%
Consumer Staples	1.0%
Consumer Discretionary	1.2%
Energy	1.3%
Sovereign Debt	1.3%
Information Technology	1.8%
Communication Services	1.9%
Health Care	2.3%
Industrials	2.3%
Utilities	3.5%
Cash Equivalent	4.2%
Financials	6.9%
Asset-Backed Securities	7.3%
U.S. Treasury Obligations	32.9%
Mortgage-Backed Securities	39.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.875%	03/31/31	4.4%
U.S. Treasury Notes	3.875%	03/31/28	2.8%
U.S. Treasury Notes	4.125%	02/15/36	1.6%
U.S. Treasury Bonds	4.750%	02/15/56	1.6%
U.S. Treasury Bonds	4.625%	02/15/46	1.6%
U.S. Treasury Notes	4.250%	03/31/33	1.4%
U.S. Treasury Notes	3.500%	03/15/29	1.4%
FNMA	3.500%	05/15/56	1.3%
U.S. Treasury Bills	3.624%	05/07/26	1.3%
U.S. Treasury Notes	3.500%	10/31/27	1.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018186
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Class Name	Class I
Trading Symbol	SCXIX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the Core Fixed Income Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class I Shares	$44	0.88%

Expenses Paid, Amount	$ 44
Expense Ratio, Percent	0.88%
AssetsNet	$ 3,617,530,000
Holdings Count | Holding	3,111
Advisory Fees Paid, Amount	$ 3,633
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,617,530	3,111	$3,633	127%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-0.1%
Interest Rate Swaps	0.0%
Forwards	0.0%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.1%
Loan Participations	0.4%
Materials	0.5%
Real Estate	0.9%
Consumer Staples	1.0%
Consumer Discretionary	1.2%
Energy	1.3%
Sovereign Debt	1.3%
Information Technology	1.8%
Communication Services	1.9%
Health Care	2.3%
Industrials	2.3%
Utilities	3.5%
Cash Equivalent	4.2%
Financials	6.9%
Asset-Backed Securities	7.3%
U.S. Treasury Obligations	32.9%
Mortgage-Backed Securities	39.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.875%	03/31/31	4.4%
U.S. Treasury Notes	3.875%	03/31/28	2.8%
U.S. Treasury Notes	4.125%	02/15/36	1.6%
U.S. Treasury Bonds	4.750%	02/15/56	1.6%
U.S. Treasury Bonds	4.625%	02/15/46	1.6%
U.S. Treasury Notes	4.250%	03/31/33	1.4%
U.S. Treasury Notes	3.500%	03/15/29	1.4%
FNMA	3.500%	05/15/56	1.3%
U.S. Treasury Bills	3.624%	05/07/26	1.3%
U.S. Treasury Notes	3.500%	10/31/27	1.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147384
Shareholder Report [Line Items]
Fund Name	Core Fixed Income Fund
Class Name	Class Y
Trading Symbol	SCFYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Core Fixed Income Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Core Fixed Income Fund, Class Y Shares	$21	0.42%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.41%.

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%	[5]
AssetsNet	$ 3,617,530,000
Holdings Count | Holding	3,111
Advisory Fees Paid, Amount	$ 3,633
InvestmentCompanyPortfolioTurnover	127.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$3,617,530	3,111	$3,633	127%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-0.1%
Interest Rate Swaps	0.0%
Forwards	0.0%
Municipal Bonds	0.1%
U.S. Government Agency Obligations	0.1%
Loan Participations	0.4%
Materials	0.5%
Real Estate	0.9%
Consumer Staples	1.0%
Consumer Discretionary	1.2%
Energy	1.3%
Sovereign Debt	1.3%
Information Technology	1.8%
Communication Services	1.9%
Health Care	2.3%
Industrials	2.3%
Utilities	3.5%
Cash Equivalent	4.2%
Financials	6.9%
Asset-Backed Securities	7.3%
U.S. Treasury Obligations	32.9%
Mortgage-Backed Securities	39.3%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Notes	3.875%	03/31/31	4.4%
U.S. Treasury Notes	3.875%	03/31/28	2.8%
U.S. Treasury Notes	4.125%	02/15/36	1.6%
U.S. Treasury Bonds	4.750%	02/15/56	1.6%
U.S. Treasury Bonds	4.625%	02/15/46	1.6%
U.S. Treasury Notes	4.250%	03/31/33	1.4%
U.S. Treasury Notes	3.500%	03/15/29	1.4%
FNMA	3.500%	05/15/56	1.3%
U.S. Treasury Bills	3.624%	05/07/26	1.3%
U.S. Treasury Notes	3.500%	10/31/27	1.1%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000018196
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	Class F
Trading Symbol	SHYAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the High Yield Bond Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class F Shares	$49	0.98%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a merger cost. Had this expense been excluded the ratio would have been 0.90%.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.98%	[6]
AssetsNet	$ 1,075,045,000
Holdings Count | Holding	1,396
Advisory Fees Paid, Amount	$ 2,304
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,075,045	1,396	$2,304	40%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Forward	0.0%
Rights	0.0%
U.S. Treasury Obligations	0.1%
Warrants	0.3%
Preferred Stock	1.3%
Cash Equivalent	1.6%
Real Estate	2.1%
Consumer Staples	2.5%
Utilities	3.0%
Information Technology	5.3%
Loan Participations	5.9%
Materials	7.5%
Health Care	7.5%
Asset-Backed Securities	7.7%
Industrials	9.5%
Energy	9.8%
Financials	10.2%
Communication Services	11.7%
Consumer Discretionary	13.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
NRG Energy	6.250%	11/01/34	0.6%
1261229 BC	10.000%	04/15/32	0.6%
Radiology Partners	8.500%	07/15/32	0.4%
Zayo Group Holdings	9.250%	03/09/30	0.4%
CCO Holdings	4.250%	01/15/34	0.4%
Benefit Street Partners CLO V-B, Ser 2018-5BA	0.000%	04/20/31	0.4%
Voya CLO, Ser 2024-6A, Cl SUB	0.000%	01/20/38	0.4%
Cornerstone Chemical	10.000%	05/07/29	0.4%
Rithm Capital	8.000%	07/15/30	0.4%
TCP Whitney CLO, Ser 2017-1I, Cl SUB	0.000%	11/20/37	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000036884
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	Class I
Trading Symbol	SEIYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class I Shares of the High Yield Bond Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class I Shares	$60	1.20%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a merger cost. Had this expense been excluded the ratio would have been 1.12%.

Expenses Paid, Amount	$ 60
Expense Ratio, Percent	1.20%	[7]
AssetsNet	$ 1,075,045,000
Holdings Count | Holding	1,396
Advisory Fees Paid, Amount	$ 2,304
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,075,045	1,396	$2,304	40%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Forward	0.0%
Rights	0.0%
U.S. Treasury Obligations	0.1%
Warrants	0.3%
Preferred Stock	1.3%
Cash Equivalent	1.6%
Real Estate	2.1%
Consumer Staples	2.5%
Utilities	3.0%
Information Technology	5.3%
Loan Participations	5.9%
Materials	7.5%
Health Care	7.5%
Asset-Backed Securities	7.7%
Industrials	9.5%
Energy	9.8%
Financials	10.2%
Communication Services	11.7%
Consumer Discretionary	13.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
NRG Energy	6.250%	11/01/34	0.6%
1261229 BC	10.000%	04/15/32	0.6%
Radiology Partners	8.500%	07/15/32	0.4%
Zayo Group Holdings	9.250%	03/09/30	0.4%
CCO Holdings	4.250%	01/15/34	0.4%
Benefit Street Partners CLO V-B, Ser 2018-5BA	0.000%	04/20/31	0.4%
Voya CLO, Ser 2024-6A, Cl SUB	0.000%	01/20/38	0.4%
Cornerstone Chemical	10.000%	05/07/29	0.4%
Rithm Capital	8.000%	07/15/30	0.4%
TCP Whitney CLO, Ser 2017-1I, Cl SUB	0.000%	11/20/37	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147389
Shareholder Report [Line Items]
Fund Name	High Yield Bond Fund
Class Name	Class Y
Trading Symbol	SIYYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the High Yield Bond Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
High Yield Bond Fund, Class Y Shares	$36	0.73%Footnote Reference(1)
Footnote	Description
Footnote(1)	The expense ratio includes a merger cost. Had this expense been excluded the ratio would have been 0.65%.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.73%	[8]
AssetsNet	$ 1,075,045,000
Holdings Count | Holding	1,396
Advisory Fees Paid, Amount	$ 2,304
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,075,045	1,396	$2,304	40%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	0.0%
Forward	0.0%
Rights	0.0%
U.S. Treasury Obligations	0.1%
Warrants	0.3%
Preferred Stock	1.3%
Cash Equivalent	1.6%
Real Estate	2.1%
Consumer Staples	2.5%
Utilities	3.0%
Information Technology	5.3%
Loan Participations	5.9%
Materials	7.5%
Health Care	7.5%
Asset-Backed Securities	7.7%
Industrials	9.5%
Energy	9.8%
Financials	10.2%
Communication Services	11.7%
Consumer Discretionary	13.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
NRG Energy	6.250%	11/01/34	0.6%
1261229 BC	10.000%	04/15/32	0.6%
Radiology Partners	8.500%	07/15/32	0.4%
Zayo Group Holdings	9.250%	03/09/30	0.4%
CCO Holdings	4.250%	01/15/34	0.4%
Benefit Street Partners CLO V-B, Ser 2018-5BA	0.000%	04/20/31	0.4%
Voya CLO, Ser 2024-6A, Cl SUB	0.000%	01/20/38	0.4%
Cornerstone Chemical	10.000%	05/07/29	0.4%
Rithm Capital	8.000%	07/15/30	0.4%
TCP Whitney CLO, Ser 2017-1I, Cl SUB	0.000%	11/20/37	0.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000167937
Shareholder Report [Line Items]
Fund Name	Conservative Income Fund
Class Name	Class F
Trading Symbol	COIAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Conservative Income Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Income Fund, Class F Shares	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 1,088,232,000
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 317
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,088,232	147	$317	0%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Financials	4.5%
Certificates of Deposit	23.2%
Repurchase Agreements	32.4%
Commercial Paper	40.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Goldman Sachs & Co.	3.670%	04/01/26	12.9%
TD Securities	3.670%	04/01/26	10.4%
Bank of America Securities	3.670%	04/01/26	9.2%
Chesham Finance	3.690%	04/01/26	4.0%
Landesbank Baden-Wurttemberg	3.650%	04/01/26	3.9%
Korea Development Bank	3.800%	09/18/26	1.5%
Concord Minutemen Capital	4.080%	06/08/26	1.0%
Aquitaine Funding	3.767%	08/14/26	1.0%
Royal Bank of Canada	3.920%	08/26/26	0.9%
Nutrien	4.057%	04/02/26	0.9%

C000167938
Shareholder Report [Line Items]
Fund Name	Conservative Income Fund
Class Name	Class Y
Trading Symbol	COIYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Conservative Income Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Conservative Income Fund, Class Y Shares	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 1,088,232,000
Holdings Count | Holding	147
Advisory Fees Paid, Amount	$ 317
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,088,232	147	$317	0%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Financials	4.5%
Certificates of Deposit	23.2%
Repurchase Agreements	32.4%
Commercial Paper	40.5%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Goldman Sachs & Co.	3.670%	04/01/26	12.9%
TD Securities	3.670%	04/01/26	10.4%
Bank of America Securities	3.670%	04/01/26	9.2%
Chesham Finance	3.690%	04/01/26	4.0%
Landesbank Baden-Wurttemberg	3.650%	04/01/26	3.9%
Korea Development Bank	3.800%	09/18/26	1.5%
Concord Minutemen Capital	4.080%	06/08/26	1.0%
Aquitaine Funding	3.767%	08/14/26	1.0%
Royal Bank of Canada	3.920%	08/26/26	0.9%
Nutrien	4.057%	04/02/26	0.9%

C000167939
Shareholder Report [Line Items]
Fund Name	Tax-Free Conservative Income Fund
Class Name	Class F
Trading Symbol	TFCAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Tax-Free Conservative Income Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Conservative Income Fund, Class F Shares	$15	0.30%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 200,166,000
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 60
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$200,166	124	$60	0%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Tax-Exempt Commercial Paper	15.7%
Municipal Bonds	87.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Iowa State, Finance Authority, Disaster Area Economic Development, CJ Bio America Project	2.630%	12/01/41	3.7%
Lucie County, Florida Power & Light Project, Ser R	2.400%	09/01/28	3.5%
Lincoln, Electric System Revenue	2.460%	05/19/26	2.5%
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S	2.370%	05/15/62	2.2%
Kansas City, Special Obligation, H Roe Bartle Project, Ser E	2.420%	04/15/34	2.0%
Illinois State, Finance Authority, Advocate Health Care Network, Sub-Ser C-1	2.450%	11/01/38	2.0%
South Carolina State, Public Service Authority, Ser A	2.520%	01/01/36	1.9%
Tender Option Bond Trust Receipts, Ser 2025-YX1436	2.400%	01/01/48	1.9%
South Dakota State, Housing Development Authority	2.370%	11/01/46	1.9%
Pittsburgh & Allegheny County, Sports & Exhibition Authority, Ser A, AG	2.410%	11/01/38	1.8%

C000167940
Shareholder Report [Line Items]
Fund Name	Tax-Free Conservative Income Fund
Class Name	Class Y
Trading Symbol	TFCYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Tax-Free Conservative Income Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Tax-Free Conservative Income Fund, Class Y Shares	$10	0.20%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 200,166,000
Holdings Count | Holding	124
Advisory Fees Paid, Amount	$ 60
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$200,166	124	$60	0%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Tax-Exempt Commercial Paper	15.7%
Municipal Bonds	87.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net Assets
Iowa State, Finance Authority, Disaster Area Economic Development, CJ Bio America Project	2.630%	12/01/41	3.7%
Lucie County, Florida Power & Light Project, Ser R	2.400%	09/01/28	3.5%
Lincoln, Electric System Revenue	2.460%	05/19/26	2.5%
Colorado State, Health Facilities Authority, Intermountain Healthcare, Ser S	2.370%	05/15/62	2.2%
Kansas City, Special Obligation, H Roe Bartle Project, Ser E	2.420%	04/15/34	2.0%
Illinois State, Finance Authority, Advocate Health Care Network, Sub-Ser C-1	2.450%	11/01/38	2.0%
South Carolina State, Public Service Authority, Ser A	2.520%	01/01/36	1.9%
Tender Option Bond Trust Receipts, Ser 2025-YX1436	2.400%	01/01/48	1.9%
South Dakota State, Housing Development Authority	2.370%	11/01/46	1.9%
Pittsburgh & Allegheny County, Sports & Exhibition Authority, Ser A, AG	2.410%	11/01/38	1.8%

C000036881
Shareholder Report [Line Items]
Fund Name	Real Return Fund
Class Name	Class F
Trading Symbol	SRAAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Real Return Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Return Fund, Class F Shares	$23	0.45%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.45%
AssetsNet	$ 386,597,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 248
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$386,597	21	$248	16%

Holdings [Text Block]

 Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	0.6%
U.S. Treasury Obligations	99.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Inflation Protected Securities	1.125%	10/15/30	6.8%
U.S. Treasury Inflation Protected Securities	1.625%	04/15/30	6.7%
U.S. Treasury Inflation Protected Securities	1.625%	10/15/29	6.4%
U.S. Treasury Inflation Protected Securities	2.125%	04/15/29	6.2%
U.S. Treasury Inflation Protected Securities	2.375%	10/15/28	6.2%
U.S. Treasury Inflation Protected Securities	1.625%	10/15/27	6.0%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/27	5.8%
U.S. Treasury Inflation Protected Securities	1.250%	04/15/28	5.8%
U.S. Treasury Inflation Protected Securities	0.125%	01/15/31	5.7%
U.S. Treasury Inflation Protected Securities	0.125%	07/15/30	5.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147397
Shareholder Report [Line Items]
Fund Name	Real Return Fund
Class Name	Class Y
Trading Symbol	SRYRX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Real Return Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Real Return Fund, Class Y Shares	$18	0.35%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.35%
AssetsNet	$ 386,597,000
Holdings Count | Holding	21
Advisory Fees Paid, Amount	$ 248
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$386,597	21	$248	16%

Holdings [Text Block]

 Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Cash Equivalent	0.6%
U.S. Treasury Obligations	99.0%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Coupon Rate	Maturity Date	Percentage of Total Net AssetsFootnote Reference(A)
U.S. Treasury Inflation Protected Securities	1.125%	10/15/30	6.8%
U.S. Treasury Inflation Protected Securities	1.625%	04/15/30	6.7%
U.S. Treasury Inflation Protected Securities	1.625%	10/15/29	6.4%
U.S. Treasury Inflation Protected Securities	2.125%	04/15/29	6.2%
U.S. Treasury Inflation Protected Securities	2.375%	10/15/28	6.2%
U.S. Treasury Inflation Protected Securities	1.625%	10/15/27	6.0%
U.S. Treasury Inflation Protected Securities	0.125%	04/15/27	5.8%
U.S. Treasury Inflation Protected Securities	1.250%	04/15/28	5.8%
U.S. Treasury Inflation Protected Securities	0.125%	01/15/31	5.7%
U.S. Treasury Inflation Protected Securities	0.125%	07/15/30	5.6%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000158774
Shareholder Report [Line Items]
Fund Name	Dynamic Asset Allocation Fund
Class Name	Class F
Trading Symbol	SDYAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Dynamic Asset Allocation Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Asset Allocation Fund, Class F Shares	$37	0.75%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.75%
AssetsNet	$ 750,701,000
Holdings Count | Holding	529
Advisory Fees Paid, Amount	$ 749
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$750,701	529	$749	18%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-0.6%
Written Swaptions	-0.2%
Purchased Option	0.1%
Purchased Swaption	0.5%
Cash Equivalent	1.2%
Real Estate	1.4%
Interest Rate Swaps	1.4%
Materials	1.5%
Total Return Swaps	1.5%
Utilities	1.8%
Energy	2.9%
Consumer Staples	3.7%
Industrials	6.4%
Health Care	6.8%
Consumer Discretionary	7.0%
Communication Services	7.3%
Financials	8.9%
Information Technology	29.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	9.6%
NVIDIA Corp	5.4%
Apple Inc	4.8%
Amazon.com Inc, Cl A	2.6%
Alphabet Inc, Cl A	2.1%
Broadcom Inc	1.9%
Alphabet Inc, Cl C	1.7%
Meta Platforms Inc, Cl A	1.6%
RECV RECV OIS 4.35 11/02/2031	1.4%
Tesla Inc	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000158775
Shareholder Report [Line Items]
Fund Name	Dynamic Asset Allocation Fund
Class Name	Class Y
Trading Symbol	SDYYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Dynamic Asset Allocation Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Dynamic Asset Allocation Fund, Class Y Shares	$25	0.50%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.50%
AssetsNet	$ 750,701,000
Holdings Count | Holding	529
Advisory Fees Paid, Amount	$ 749
InvestmentCompanyPortfolioTurnover	18.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$750,701	529	$749	18%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-0.6%
Written Swaptions	-0.2%
Purchased Option	0.1%
Purchased Swaption	0.5%
Cash Equivalent	1.2%
Real Estate	1.4%
Interest Rate Swaps	1.4%
Materials	1.5%
Total Return Swaps	1.5%
Utilities	1.8%
Energy	2.9%
Consumer Staples	3.7%
Industrials	6.4%
Health Care	6.8%
Consumer Discretionary	7.0%
Communication Services	7.3%
Financials	8.9%
Information Technology	29.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	9.6%
NVIDIA Corp	5.4%
Apple Inc	4.8%
Amazon.com Inc, Cl A	2.6%
Alphabet Inc, Cl A	2.1%
Broadcom Inc	1.9%
Alphabet Inc, Cl C	1.7%
Meta Platforms Inc, Cl A	1.6%
RECV RECV OIS 4.35 11/02/2031	1.4%
Tesla Inc	1.3%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000085250
Shareholder Report [Line Items]
Fund Name	Multi-Strategy Alternative Fund
Class Name	Class F
Trading Symbol	SMSAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Multi-Strategy Alternative Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Strategy Alternative Fund, Class F Shares	$106	2.07%Footnote Reference*
Footnote	Description
Footnote*	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.35%.

Expenses Paid, Amount	$ 106
Expense Ratio, Percent	2.07%	[9]
AssetsNet	$ 235,089,000
Holdings Count | Holding	478
Advisory Fees Paid, Amount	$ 910
InvestmentCompanyPortfolioTurnover	199.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$235,089	478	$910	199%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Credit Default Swaps	0.0%
Total Return Swaps	0.0%
Rights	0.0%
Forwards	0.0%
Warrants	0.0%
Preferred Stock	0.3%
U.S. Treasury Obligation	0.4%
Consumer Staples	0.6%
Information Technology	0.7%
Utilities	2.2%
Real Estate	2.3%
Financials	2.9%
Energy	3.0%
Health Care	3.2%
Communication Services	5.0%
Loan Participations	5.2%
Industrials	6.9%
Cash Equivalents	8.3%
Consumer Discretionary	10.9%
Materials	11.4%
Registered Investment Companies	18.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Merger Fund, Cl I	18.3%
Long Ridge Energy	1.6%
Wynn Las Vegas	1.0%
Vail Resorts Inc	1.0%
Churchill Downs Inc	1.0%
Century Aluminum Co	1.0%
Neptune Bidco US	1.0%
Hudbay Minerals Inc	1.0%
Alcoa Corp	0.9%
Carpenter Technology Corp	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147402
Shareholder Report [Line Items]
Fund Name	Multi-Strategy Alternative Fund
Class Name	Class Y
Trading Symbol	SMUYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Multi-Strategy Alternative Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Strategy Alternative Fund, Class Y Shares	$93	1.82%Footnote Reference*
Footnote	Description
Footnote*	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.10%.

Expenses Paid, Amount	$ 93
Expense Ratio, Percent	1.82%	[10]
AssetsNet	$ 235,089,000
Holdings Count | Holding	478
Advisory Fees Paid, Amount	$ 910
InvestmentCompanyPortfolioTurnover	199.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$235,089	478	$910	199%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Credit Default Swaps	0.0%
Total Return Swaps	0.0%
Rights	0.0%
Forwards	0.0%
Warrants	0.0%
Preferred Stock	0.3%
U.S. Treasury Obligation	0.4%
Consumer Staples	0.6%
Information Technology	0.7%
Utilities	2.2%
Real Estate	2.3%
Financials	2.9%
Energy	3.0%
Health Care	3.2%
Communication Services	5.0%
Loan Participations	5.2%
Industrials	6.9%
Cash Equivalents	8.3%
Consumer Discretionary	10.9%
Materials	11.4%
Registered Investment Companies	18.4%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Merger Fund, Cl I	18.3%
Long Ridge Energy	1.6%
Wynn Las Vegas	1.0%
Vail Resorts Inc	1.0%
Churchill Downs Inc	1.0%
Century Aluminum Co	1.0%
Neptune Bidco US	1.0%
Hudbay Minerals Inc	1.0%
Alcoa Corp	0.9%
Carpenter Technology Corp	0.9%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000109624
Shareholder Report [Line Items]
Fund Name	Multi-Asset Accumulation Fund
Class Name	Class F
Trading Symbol	SAAAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Multi-Asset Accumulation Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Accumulation Fund, Class F Shares	$59	1.15%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.15%
AssetsNet	$ 1,155,774,000
Holdings Count | Holding	291
Advisory Fees Paid, Amount	$ 3,730
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,155,774	291	$3,730	27%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-2.8%
Written Swaption	0.0%
Forwards	0.0%
Warrants	0.0%
Rights	0.0%
Purchased Option	0.0%
Purchased Swaption	0.1%
Total Return Swaps	1.5%
Sovereign Debt	6.3%
Common Stock	11.9%
U.S. Treasury Obligations	47.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA Corp	6.4%
Microsoft Corp	4.0%
U.S. Treasury Bills, 3.56%, 7/2/2026	2.8%
U.S. Treasury Bills, 3.78%, 5/21/2026	2.6%
U.S. Treasury Bills, 3.70%, 6/4/2026	2.6%
U.S. Treasury Inflation Protected Securities, 2.13%, 1/15/2035	2.4%
U.S. Treasury Inflation Protected Securities, 1.88%, 7/15/2034	2.2%
U.S. Treasury Inflation Protected Securities, 1.75%, 1/15/2034	2.1%
U.S. Treasury Inflation Protected Securities, 1.88%, 7/15/2035	2.1%
U.S. Treasury Inflation Protected Securities, 1.63%, 4/15/2030	2.0%

C000147403
Shareholder Report [Line Items]
Fund Name	Multi-Asset Accumulation Fund
Class Name	Class Y
Trading Symbol	SMOYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Multi-Asset Accumulation Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Accumulation Fund, Class Y Shares	$46	0.90%

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.90%
AssetsNet	$ 1,155,774,000
Holdings Count | Holding	291
Advisory Fees Paid, Amount	$ 3,730
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$1,155,774	291	$3,730	27%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-2.8%
Written Swaption	0.0%
Forwards	0.0%
Warrants	0.0%
Rights	0.0%
Purchased Option	0.0%
Purchased Swaption	0.1%
Total Return Swaps	1.5%
Sovereign Debt	6.3%
Common Stock	11.9%
U.S. Treasury Obligations	47.9%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
NVIDIA Corp	6.4%
Microsoft Corp	4.0%
U.S. Treasury Bills, 3.56%, 7/2/2026	2.8%
U.S. Treasury Bills, 3.78%, 5/21/2026	2.6%
U.S. Treasury Bills, 3.70%, 6/4/2026	2.6%
U.S. Treasury Inflation Protected Securities, 2.13%, 1/15/2035	2.4%
U.S. Treasury Inflation Protected Securities, 1.88%, 7/15/2034	2.2%
U.S. Treasury Inflation Protected Securities, 1.75%, 1/15/2034	2.1%
U.S. Treasury Inflation Protected Securities, 1.88%, 7/15/2035	2.1%
U.S. Treasury Inflation Protected Securities, 1.63%, 4/15/2030	2.0%

C000109625
Shareholder Report [Line Items]
Fund Name	Multi-Asset Income Fund
Class Name	Class F
Trading Symbol	SIOAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Multi-Asset Income Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Income Fund, Class F Shares	$40	0.80%

Expenses Paid, Amount	$ 40
Expense Ratio, Percent	0.80%
AssetsNet	$ 506,415,000
Holdings Count | Holding	947
Advisory Fees Paid, Amount	$ 1,089
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$506,415	947	$1,089	17%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Interest Rate Swaps	0.0%
Credit Default Swaps	0.0%
Forwards	0.0%
Warrants	0.0%
Municipal Bond	0.0%
Materials	0.0%
Convertible Bond	0.1%
Rights	0.1%
Utilities	0.1%
Futures Contracts	0.1%
Consumer Discretionary	0.8%
Real Estate	1.0%
Information Technology	1.1%
Energy	1.3%
U.S. Treasury Obligations	1.3%
Industrials	1.6%
Exchange-Traded Funds	1.8%
Communication Services	1.8%
Sovereign Debt	2.6%
Consumer Staples	3.6%
Health Care	4.2%
Financials	5.7%
Loan Participations	6.9%
Mortgage-Backed Securities	8.8%
Asset-Backed Securities	13.3%
Corporate Obligations	41.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury Bill, 6.43%, 4/16/2026	1.3%
State Street Blackstone Senior Loan ETF	1.2%
Invesco Senior Loan ETF	0.6%
Johnson & Johnson	0.5%
Altria Group Inc	0.5%
DBS Group Holdings Ltd	0.5%
Novartis AG	0.5%
GSK PLC	0.5%
Bristol-Myers Squibb Co	0.4%
Merck & Co Inc	0.4%

C000147404
Shareholder Report [Line Items]
Fund Name	Multi-Asset Income Fund
Class Name	Class Y
Trading Symbol	SLIYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Multi-Asset Income Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Income Fund, Class Y Shares	$35	0.70%

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.70%
AssetsNet	$ 506,415,000
Holdings Count | Holding	947
Advisory Fees Paid, Amount	$ 1,089
InvestmentCompanyPortfolioTurnover	17.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$506,415	947	$1,089	17%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Interest Rate Swaps	0.0%
Credit Default Swaps	0.0%
Forwards	0.0%
Warrants	0.0%
Municipal Bond	0.0%
Materials	0.0%
Convertible Bond	0.1%
Rights	0.1%
Utilities	0.1%
Futures Contracts	0.1%
Consumer Discretionary	0.8%
Real Estate	1.0%
Information Technology	1.1%
Energy	1.3%
U.S. Treasury Obligations	1.3%
Industrials	1.6%
Exchange-Traded Funds	1.8%
Communication Services	1.8%
Sovereign Debt	2.6%
Consumer Staples	3.6%
Health Care	4.2%
Financials	5.7%
Loan Participations	6.9%
Mortgage-Backed Securities	8.8%
Asset-Backed Securities	13.3%
Corporate Obligations	41.6%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury Bill, 6.43%, 4/16/2026	1.3%
State Street Blackstone Senior Loan ETF	1.2%
Invesco Senior Loan ETF	0.6%
Johnson & Johnson	0.5%
Altria Group Inc	0.5%
DBS Group Holdings Ltd	0.5%
Novartis AG	0.5%
GSK PLC	0.5%
Bristol-Myers Squibb Co	0.4%
Merck & Co Inc	0.4%

C000109626
Shareholder Report [Line Items]
Fund Name	Multi-Asset Inflation Managed Fund
Class Name	Class F
Trading Symbol	SIFAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Multi-Asset Inflation Managed Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Inflation Managed Fund, Class F Shares	$49	0.94%Footnote Reference*
Footnote	Description
Footnote*	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.90%.

Expenses Paid, Amount	$ 49
Expense Ratio, Percent	0.94%	[11]
AssetsNet	$ 545,307,000
Holdings Count | Holding	1,136
Advisory Fees Paid, Amount	$ 866
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$545,307	1,136	$866	24%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Forwards	0.0%
Credit Default Swaps	0.0%
Real Estate	0.1%
Health Care	0.2%
Materials	0.2%
Communication Services	0.2%
Registered Investment Company	0.2%
Foreign Common Stock	0.3%
Sovereign Debt	0.3%
Industrials	0.3%
Information Technology	0.4%
Consumer Staples	0.4%
Interest Rate Swaps	0.7%
Energy	0.8%
Utilities	0.8%
Consumer Discretionary	0.9%
Futures Contracts	1.5%
U.S. Government Agency Obligations	2.2%
Financials	2.5%
Asset-Backed Securities	2.9%
Mortgage-Backed Securities	3.5%
Common Stock	27.2%
U.S. Treasury Obligations	50.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury Inflation Protected Securities, 0.25%, 7/15/2029	13.7%
U.S. Treasury Inflation Protected Securities, 0.38%, 7/15/2027	5.5%
U.S. Treasury Inflation Protected Securities, 1.63%, 4/15/2030	4.5%
U.S. Treasury Inflation Protected Securities, 0.13%, 7/15/2030	4.4%
U.S. Treasury Bills, 3.59%, 5/7/2026	4.2%
U.S. Treasury Inflation Protected Securities, 1.13%, 10/15/2030	3.5%
Exxon Mobil Corp	2.7%
U.S. Treasury Bills, 3.64%, 5/12/2026	1.5%
Chevron Corp	1.5%
Walmart Inc	1.2%

C000147405
Shareholder Report [Line Items]
Fund Name	Multi-Asset Inflation Managed Fund
Class Name	Class Y
Trading Symbol	SLFYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Multi-Asset Inflation Managed Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Inflation Managed Fund, Class Y Shares	$36	0.69%Footnote Reference*
Footnote	Description
Footnote*	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.65%.

Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.69%	[12]
AssetsNet	$ 545,307,000
Holdings Count | Holding	1,136
Advisory Fees Paid, Amount	$ 866
InvestmentCompanyPortfolioTurnover	24.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$545,307	1,136	$866	24%

Holdings [Text Block]

Asset/Sector WeightingsFootnote Reference*

Table Summary
Value	Value
Rights	0.0%
Forwards	0.0%
Credit Default Swaps	0.0%
Real Estate	0.1%
Health Care	0.2%
Materials	0.2%
Communication Services	0.2%
Registered Investment Company	0.2%
Foreign Common Stock	0.3%
Sovereign Debt	0.3%
Industrials	0.3%
Information Technology	0.4%
Consumer Staples	0.4%
Interest Rate Swaps	0.7%
Energy	0.8%
Utilities	0.8%
Consumer Discretionary	0.9%
Futures Contracts	1.5%
U.S. Government Agency Obligations	2.2%
Financials	2.5%
Asset-Backed Securities	2.9%
Mortgage-Backed Securities	3.5%
Common Stock	27.2%
U.S. Treasury Obligations	50.8%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net Assets
U.S. Treasury Inflation Protected Securities, 0.25%, 7/15/2029	13.7%
U.S. Treasury Inflation Protected Securities, 0.38%, 7/15/2027	5.5%
U.S. Treasury Inflation Protected Securities, 1.63%, 4/15/2030	4.5%
U.S. Treasury Inflation Protected Securities, 0.13%, 7/15/2030	4.4%
U.S. Treasury Bills, 3.59%, 5/7/2026	4.2%
U.S. Treasury Inflation Protected Securities, 1.13%, 10/15/2030	3.5%
Exxon Mobil Corp	2.7%
U.S. Treasury Bills, 3.64%, 5/12/2026	1.5%
Chevron Corp	1.5%
Walmart Inc	1.2%

C000109627
Shareholder Report [Line Items]
Fund Name	Multi-Asset Capital Stability Fund
Class Name	Class F
Trading Symbol	SCLAX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class F Shares of the Multi-Asset Capital Stability Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Capital Stability Fund, Class F Shares	$31	0.62%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.62%
AssetsNet	$ 428,586,000
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 792
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$428,586	113	$792	77%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-0.7%
Written Option	0.0%
Purchased Option	0.0%
Total Return Swaps	1.4%
U.S. Government Agency Obligation	1.7%
Exchange-Traded Funds	2.8%
U.S. Treasury Obligations	22.4%
Commercial Paper	27.6%
Common Stock	29.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	11.8%
NVIDIA Corp	9.3%
Broadcom Inc	3.2%
Walt Disney Co/The	1.7%
FHLMC	1.7%
Janus Henderson AAA CLO ETF	1.5%
U.S. Treasury Inflation Protected Securities, 1.13%, 10/15/2030	1.5%
U.S. Treasury Inflation Protected Securities, 1.63%, 4/15/2030	1.5%
U.S. Treasury Inflation Protected Securities, 1.63%, 10/15/2029	1.4%
U.S. Treasury Inflation Protected Securities, 2.13%, 4/15/2029	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

C000147406
Shareholder Report [Line Items]
Fund Name	Multi-Asset Capital Stability Fund
Class Name	Class Y
Trading Symbol	SMLYX
Annual or Semi-Annual Statement [Text Block]	Semi-Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
Additional Information [Text Block]	This semi-annual shareholder report contains important information about Class Y Shares of the Multi-Asset Capital Stability Fund (the "Fund") for the period from October 1, 2025 to March 31, 2026. You can find additional information about the Fund at https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports. You can also request this information by contacting us at 610-676-1000.
Additional Information Phone Number	610-676-1000
Additional Information Website	https://www.seic.com/mutual-fund-documentation/prospectuses-and-reports
Expenses [Text Block]

What were the Fund costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Multi-Asset Capital Stability Fund, Class Y Shares	$26	0.52%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
AssetsNet	$ 428,586,000
Holdings Count | Holding	113
Advisory Fees Paid, Amount	$ 792
InvestmentCompanyPortfolioTurnover	77.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics as of March 31, 2026

Table Summary
Total Net Assets (000's)	Number of Holdings	Total Advisory Fees Paid (000's)	Portfolio Turnover Rate
$428,586	113	$792	77%

Holdings [Text Block]

Asset WeightingsFootnote Reference*

Table Summary
Value	Value
Futures Contracts	-0.7%
Written Option	0.0%
Purchased Option	0.0%
Total Return Swaps	1.4%
U.S. Government Agency Obligation	1.7%
Exchange-Traded Funds	2.8%
U.S. Treasury Obligations	22.4%
Commercial Paper	27.6%
Common Stock	29.7%
Footnote	Description
Footnote*	Percentages are calculated based on total net assets.

Largest Holdings [Text Block]

Top Ten Holdings

Table Summary
Holding Name	Percentage of Total Net AssetsFootnote Reference(A)
Microsoft Corp	11.8%
NVIDIA Corp	9.3%
Broadcom Inc	3.2%
Walt Disney Co/The	1.7%
FHLMC	1.7%
Janus Henderson AAA CLO ETF	1.5%
U.S. Treasury Inflation Protected Securities, 1.13%, 10/15/2030	1.5%
U.S. Treasury Inflation Protected Securities, 1.63%, 4/15/2030	1.5%
U.S. Treasury Inflation Protected Securities, 1.63%, 10/15/2029	1.4%
U.S. Treasury Inflation Protected Securities, 2.13%, 4/15/2029	1.4%
Footnote	Description
Footnote(A)	Cash Equivalents are not shown in the top ten chart.

[1]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.80%.
[2]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 1.19%.
[3]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.66%.
[4]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.89%.
[5]	The expense ratio includes a proxy fee expense. Had this expense been excluded the ratio would have been 0.41%.
[6]	The expense ratio includes a merger cost. Had this expense been excluded the ratio would have been 0.90%.
[7]	The expense ratio includes a merger cost. Had this expense been excluded the ratio would have been 1.12%.
[8]	The expense ratio includes a merger cost. Had this expense been excluded the ratio would have been 0.65%.
[9]	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.35%.
[10]	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 1.10%.
[11]	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.90%.
[12]	The expense ratio includes dividend and interest expense, and other expenses outside the cap. Had this expense been excluded the ratios would have been 0.65%.